A, C, Select Shares | JPMorgan Global Natural Resources Fund
JPMorgan Global Natural Resources Fund Class/Ticker: A/JGNAX; C/JGNCX; Select/JGNSX
What is the goal of the Fund?
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 20 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan Global Natural Resources Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan Global Natural Resources Fund		Class A	Class C	Select Class
Management Fees		0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		1.06%	1.09%	0.92%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses	[1]	0.81%	0.84%	0.67%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.12%	2.65%	1.73%
Fee Waivers and Expense Reimbursements	[2]	(0.81%)	(0.84%)	(0.67%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.31%	1.81%	1.06%
[1]	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[2]	The Fund's adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.30%, 1.80% and 1.05%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/16, at which time the Service Providers will deter- mine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan Global Natural Resources Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	651	1,080	1,534	2,787
CLASS C SHARES	284	744	1,330	2,921
SELECT CLASS SHARES	108	480	876	1,985

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan Global Natural Resources Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	651	1,080	1,534	2,787
CLASS C SHARES	184	744	1,330	2,921
SELECT CLASS SHARES	108	480	876	1,985

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund will, under normal market conditions, invest at least 80% of its Assets in equity and equity-like securities of companies in the natural resources sector. “Assets” means net assets, plus the amount of borrowings for investment purposes.

The natural resources sector includes companies directly or indirectly primarily engaged in the exploration for, extraction of, development, refinement, production or marketing of natural resources and companies that are primarily engaged in providing related goods or services, as determined by the adviser. The adviser may deem a company to be primarily engaged in, or to provide a related good or service to, a business activity or activities if: (i) at least 50% of its assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities; or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity or activities. The Fund may invest in securities of issuers located anywhere in the world and may invest any amount of its assets in emerging markets. Under normal circumstances, the Fund intends to invest at least 40% of its total assets in countries other than the United States.

Within the natural resources sector, the Fund anticipates that it will generally invest a significant portion of its assets in the gold & precious metals, base metals and energy sub-sectors. The Fund may also invest in other sub-sectors, including, but not limited to, forestry products, diamonds and soft commodities (commodities that are grown, rather than mined).

The Fund is not constrained by capitalization limits. At times, the Fund may invest a significant portion of its assets in medium and smaller capitalization companies, where the adviser believes that such companies can present significant opportunities for investment returns.

The equity and equity-like securities of companies in the natural resources sector in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs), other Depositary Receipts, convertible securities, warrants and rights, master limited partnerships (MLPs) and shares of investment companies, including exchange-traded funds (ETFs).

The Fund may also invest up to 20% of its Assets in equity or debt securities of any type of foreign or U.S. issuer or commodity-related securities, including pooled investment vehicles, such as grantor trusts, exchange-traded commodities (ETCs) or commodity pools or other instruments designed to produce returns relating to movements in prices of certain commodities or indices. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

The Fund may utilize derivatives, such as currency forwards, where practical, for the purpose of risk management. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts, options, forwards, structured notes and swaps to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

The Fund is non-diversified.

Investment Process: In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

The Fund’s portfolio will be constructed predominantly through fundamental research and bottom-up stock selection. In analyzing companies in the natural resource sector, the adviser examines a host of factors which may include the quality, experience, character and reputation of management, the technical aspects of the company’s project(s), financing, ability/ plausibility of delivering the underlying product to the market and valuation.

Allocation across the sub-sectors will vary according to which sector the adviser believes offers the greatest potential for investment returns, based on the adviser’s view of the current economic cycle. The allocation between sub-sectors can deviate substantially. There are no maximum or minimum limits as to the Fund’s investment in each sub-sector. The size of individual holdings will be determined by the adviser based on valuations, potential for returns, liquidity, perceived stock specific risk as well as diversification considerations. In an effort to manage risk, generally, the adviser will attempt to invest across various sub-sectors, regions, companies and market capitalizations.

The Fund will generally sell securities if the adviser believes the issuer of such securities no longer meets certain investment criteria, if certain political and economic events occur or if it believes that more attractive opportunities are available.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Derivatives Risk. Derivatives, including forward currency contracts, futures options, structured notes and swaps, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Due to the Fund’s concentration in the natural resources sector, events that affect natural resources industries will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are cyclical economic conditions, weather, embargoes, tariffs, regulatory developments, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. MLPs are subject to “commodity risks” as well as the risks associated with the specific industry or industries in which the partnership invests. In addition, the managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements.

Credit Risk. Certain investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate making it difficult for the Fund to sell such investments.

Investment Company and Pooled Investment Vehicle Risks. The Fund may invest in shares of other investment companies, including ETFs, and pooled investment vehicles, including ETCs, which are investment vehicles that track the performance of a commodity or an underlying commodity index. Many ETCs implement a futures trading strategy in lieu of actually owning physical commodities and may therefore produce different results than they would through ownership of the commodity.

Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the investment company or pooled investment vehicle. ETFs and other investment companies or pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in commodities. The price and movement of an ETF or ETC may not track the underlying index and may result in a loss. In addition, ETFs and ETCs may trade at a price below their net asset value (also known as a discount). Certain pooled investment vehicles (including ETCs) do not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk. There may be no active market for shares of certain ETFs or pooled investment vehicles and such shares may be highly illiquid. In addition, to the extent that the Fund gains exposure to an asset through synthetic replication by investing in derivatives, including commodity-linked investments (including ETCs), rather than directly in the asset, it will not have a claim on the underlying asset and will be subject to enhanced counterparty risk.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Fund’s performance and share price.

Interest Rate Risk. The Fund’s fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Morgan Stanley Capital International (MSCI) World Index (net of foreign withholding taxes), the Euromoney Global Gold, Mining & Energy Index (net of foreign withholding taxes) and the Lipper Global Natural Resources Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indices, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2013	18.82%
Worst Quarter	3rd quarter, 2011	–26.20%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
Average Annual Total Returns A, C, Select Shares JPMorgan Global Natural Resources Fund	Past 1 Year	Life of Fund	Inception Date
SELECT CLASS SHARES	(19.97%)	(14.58%)	Nov. 30, 2010
SELECT CLASS SHARES Return After Taxes on Distributions	(19.99%)	(14.71%)	Nov. 30, 2010
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	(11.16%)	(10.31%)	Nov. 30, 2010
CLASS A SHARES	(24.37%)	(15.91%)	Nov. 30, 2010
CLASS C SHARES	(21.59%)	(15.21%)	Nov. 30, 2010
MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	4.94%	11.53%
EUROMONEY GLOBAL GOLD, MINING & ENERGY INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(14.88%)	(10.67%)
LIPPER GLOBAL NATURAL RESOURCES FUNDS INDEX (Reflects No Deduction for Taxes)	(14.80%)	(2.51%)

After-tax returns are shown for only the Select Class Shares, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.